[Transamerica Occidental Life Insurance Company Letterhead]

September 15, 2005

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Separate Account VA-5 of TOLIC

File No. 811-08158, CIK 0000914836

Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA-5 of TOLIC, a unit investment trust registered under the Act, mailed to its contract owners the semi annual report for the following underlying management investment companies: American Century Variable Portfolios, Inc., AIM Variable Insurance Funds, Federated Insurance Series, Janus Aspen Series; ING VP Emerging Markets Fund, Inc., Schwab Annuity Portfolios, and SteinRoe Variable Investment Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following semi annual reports were filed with the Commission via EDGAR on the dates indicated:

•	American Century Variable Portfolios, Inc. (CIK: 814680) filed August 18, 2005

•	AIM Variable Insurance Funds (CIK: 896435) filed August 25, 2005

•	Federated Insurance Series (CIK: 912577) filed August 25, 2005

•	Janus Aspen Series (CIK: 906185) filed August 25, 2005

•	ING VP Emerging Markets Funds, Inc. (CIK: 916764) filed August 25, 2005

•	Schwab Annuity Portfolios (CIK: 918266) filed September 2, 2005

•	SteinRoe Variable Investment Trust (CIK: 815425) filed September 7, 2005

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Darin D. Smith

Darin D. Smith

Assistant General Counsel

Financial Markets Group